Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2015-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2015

A.	DATES	Begin	End	# days

1	Payment Date		1/15/2016
2	Collection Period	12/1/2015	12/31/2015	31
3	Monthly Interest Period-Actual	12/15/2015	1/14/2016	31
4	Monthly Interest - Scheduled	12/15/2015	1/14/2016	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	103,000,000.00	29,772,289.00	-	-	12,218,384.72	17,553,904.28	0.1704263
6	Class A-2a Notes	150,000,000.00	150,000,000.00	-	-	-	150,000,000.00	1.0000000
7	Class A-2b Notes	120,000,000.00	120,000,000.00	-	-	-	120,000,000.00	1.0000000
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	72,770,000.00	72,770,000.00	-	-	-	72,770,000.00	1.0000000
10	Total Class A Notes	659,360,000.00	586,132,289.00	0.00	0.00	12,218,384.72	573,913,904.28
11	Class B Notes	28,230,000.00	28,230,000.00	-	-	-	28,230,000.00	1.0000000

12	Total Notes	$687,590,000.00	614,362,289.00	$0.00	$0.00	$12,218,384.72	602,143,904.28

	Overcollateralization
13	Exchange Note	78,403,791.09	72,255,952.07				71,034,113.60
14	Series 2015-A Notes	18,044,119.85	35,941,279.64				37,163,118.11

15	Total Overcollateralization	96,447,910.94	108,197,231.71				108,197,231.71
16	Total Target Overcollateralization	$108,197,231.71	108,197,231.71				108,197,231.71

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.38000%	9,742.15	0.0945840	12,218,384.72	118.6250944	0.00
18	Class A-2a Notes		1.06000%	132,500.00	0.8833333	0.00	0.0000000	0.00
19	Class A-2b Notes	0.33050%	0.71050%	73,418.33	0.6118194	0.00	0.0000000	0.00
20	Class A-3 Notes		1.54000%	274,107.17	1.2833333	0.00	0.0000000	0.00
21	Class A-4 Notes		1.73000%	104,910.08	1.4416666	0.00	0.0000000	0.00
22	Total Class A Notes			594,677.73	0.9019014	12,218,384.72	18.5306733	0.00
23	Class B Notes		1.94000%	45,638.50	1.6166667	0.00	0.0000000	0.00

24	Totals			640,316.23	0.9312472	12,218,384.72	17.7698697	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	705,634,119.85	650,303,568.64	639,307,022.39

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	784,037,910.94	710,341,135.99
28	Aggregate Base Residual Value (Not Discounted)	545,098,377.51	526,444,234.99

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	33	141,614.09
30	Turn-in Ratio on Scheduled Terminations			18.18%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	33,841	722,559,520.71
32	Depreciation/Payments		(7,484,997.31)
33	Gross Credit Losses	(25)	(501,049.54)
34	Early Terminations — Regular	(4)	(75,641.70)
35	Scheduled Terminations — Returned	(9)	(126,604.50)
36	Payoff Units & Lease Reversals	(177)	(4,030,091.67)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	33,626	710,341,135.99

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2015

C.	SERVICING FEE

39	Servicing Fee Due	602,132.93

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(9,218.54)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,920,189.55
43	Beginning Reserve Account Balance	3,920,189.55
44	Ending Reserve Account Balance	3,920,189.55

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	33,392	99.54%	705,454,802.05
46	31 - 60 Days Delinquent	131	0.39%	2,852,804.29
47	61 - 90 Days Delinquent	17	0.05%	359,223.11
48	91 - 120 Days Delinquent	6	0.02%	151,060.33
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	33,546	100.00%	708,817,889.78

51	Prepayment Speed (1 Month)				0.58%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	13	202,246.20
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(212,969.98)
54	Less: Excess Wear and Tear Received in Current Period		(1,194.68)
55	Less: Excess Mileage Received in Current Period		-

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(11,918.46)

57	Beginning Cumulative Net Residual Losses		33,856.29
58	Current Period Net Residual Losses		(11,918.46)

59	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		21,937.83

60	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
61	Aggregate Securitization Value on charged-off units	25	501,049.54
62	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(338,333.23)

63	Current Period Net Credit Losses/(Gains)		162,716.31

64	Beginning Cumulative Net Credit Losses		717,308.87
65	Current Period Net Credit Losses		162,716.31

66	Ending Cumulative Net Credit Losses		880,025.18

67	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.11%

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

68	Lease Payments Received	10,799,959.70
69	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	150,467.74
70	Liquidation Proceeds, Recoveries & Expenses	320,359.86
71	Insurance Proceeds	17,973.37
72	Sales Proceeds, Recoveries & Expenses - Early Terminations	63,696.92
73	Payoff Payments	4,513,888.08
74	All Other Payments Received	-

75	Collected Amounts	15,866,345.67

76	Investment Earnings on Collection Account	2,703.26

77	Total Collected Amounts, prior to Servicer Advances	15,869,048.93

78	Servicer Advance	0.00

79	Total Collected Amounts - Available for Distribution	15,869,048.93

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

80	Servicing Fee	602,132.93
81	Interest on the Exchange Note - to the Trust Collection Account	1,051,324.10
82	Principal on the Exchange Note - to the Trust Collection Account	10,996,546.25
83	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,980,241.33
84	Remaining Funds Payable to Trust Collection Account	238,804.32

85	Total Distributions	15,869,048.93

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

86	Available Funds	15,266,916.00

87	Investment Earnings on Reserve Account	793.46

88	Reserve Account Draw Amount	0.00

89	Total Available Funds - Available for Distribution	15,267,709.46

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

90	Administration Fee	30,106.65
91	Class A Noteholders' Interest Distributable Amount	594,677.73
92	Noteholders' First Priority Principal Distributable Amount	-
93	Class B Noteholders' Interest Distributable Amount	45,638.50
94	Noteholders' Second Priority Principal Distributable Amount	-
95	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
96	Noteholders' Regular Principal Distributable Amount	12,218,384.72
97	Remaining Funds Payable to Certificate holder	2,378,901.86

98	Total Distributions	15,267,709.46